Basic and Diluted Net Loss Per Ordinary Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss from continuing operations attributable to ordinary shareholders	$ 4,335	$ 8,203
Net loss from discontinued operations		$ 1,317
Weighted-average shares used in computing net loss per share, basic	398,123,569	208,480,999
Net loss per share from continuing operations, basic	$ 0.011	$ 0.04
Net loss per share from discontinued operations, basic		$ 0.01